Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Leasehold improvements	$154,912	$154,912	$19,796
Furniture and office equipment	143,656	143,656	18,356
Computer software	2,480,000	2,480,000	316,896
Subtotal	2,778,568	2,778,568	355,048
Less: accumulated depreciation	(2,768,056)	(2,770,436)	(354,009)
Total	$10,512	$8,132	$1,039